CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME OR EXPENSE - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Related parties	$ 324	$ 286	$ 788
Non-related parties	64,345	56,447	65,137
Total revenue	64,669	56,733	65,925
Cost of sales and services	(30,262)	(23,201)	(30,911)
Gross profit	34,407	33,532	35,014
Impairment loss on IPP solar parks	(4,541)	(5,221)	(2,151)
Provision on receivables and other non-current assets	(626)
Selling expenses	(2,610)	(554)	(882)
Administrative expenses	(27,948)	(25,110)	(29,744)
Other operating income	25,630	2,068	13,163
Profit from operations	24,312	4,715	15,400
Investment income	580	7,891	498
Other losses	(22,397)	(39,986)	(4,971)
Finance costs	(17,330)	(12,200)	(6,368)
(Loss) profit before taxation	(14,835)	(39,580)	4,559
Income tax (expense) credit	(7,285)	6,530	(1,277)
(Loss) profit for the year	(22,120)	(33,050)	3,282
Other comprehensive (loss) income that may be subsequently reclassified to profit or loss:
Currency translation difference	(3,190)	5,579	(57)
Share of other comprehensive income of associates			136
Fair value loss arising from cash flow hedges			(446)
Release of cumulative fair value loss from cash flow hedges upon disposal of subsidiary			1,126
Total comprehensive (loss) income for the year	(25,310)	(27,471)	4,041
(Loss) profit for the year attributable to owners of the Company	(21,955)	(33,171)	3,784
(Loss) profit for the year attributable to non-controlling interests	(165)	121	(502)
(Loss) profit for the year	(22,120)	(33,050)	3,282
Total comprehensive (loss) income attributable to:
Owners of the Company	(25,226)	(26,738)	4,242
Non-controlling interests	(84)	(733)	(201)
Total comprehensive (loss) income for the year	$ (25,310)	$ (27,471)	$ 4,041
(Loss) earnings per share-Basic	$ (0.05)	$ (0.1)	$ 0.01
(Loss) earnings per share-Diluted	$ (0.05)	$ (0.1)	$ 0.01